Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets.
Gold bullion	$ 26.2	$ 27.8
Prepaid expenses	17.5	5.4
Stream ounces inventory	4.4
Debt issue costs	0.7	0.1
Prepaid expenses and other	$ 48.8	$ 33.3